UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2007


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, October 11, 2007


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    53
Form 13F information Table Value Total:    $139,965

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corporation               COM              885535104     1828   370000 SH       SOLE                   370000
ABX Air, Inc.                  COM              00080s101     1589   224449 SH       SOLE                   224449
ASE Test Limited               ORD              y02516105     3643   253519 SH       SOLE                   253519
Alcan Inc.                     COM              013716105     3088    30860 SH       SOLE                    30860
Alcoa Inc.                     COM              013817101     1796    45900 SH       SOLE                    45900
Alfa Corporation               COM              015385107     2371   130420 SH       SOLE                   130420
Andrew Corporation             COM              034425108     2984   215425 SH       SOLE                   215425
Applebee's International, Inc. COM              037899101     3387   136130 SH       SOLE                   136130
Applix, Inc.                   COM              038316105     3645   205000 SH       SOLE                   205000
Archstone-Smith Trust          COM              039583109     1896    31525 SH       SOLE                    31525
Arrow International, Inc.      COM              042764100     3330    73200 SH       SOLE                    73200
Authorize.Net Holdings, Inc.   COM              052686102     2644   150000 SH       SOLE                   150000
Avaya Inc.                     COM              053499109     2919   172100 SH       SOLE                   172100
BCE Inc.                       COM NEW          05534b760     3038    75800 SH       SOLE                    75800
Bausch & Lomb Inc.             COM              071707103     2891    45175 SH       SOLE                    45175
Bioenvision, Inc.              COM              09059n100     1643   311115 SH       SOLE                   311115
Boston Scientific Corporation  COM              101137107     1196    85766 SH       SOLE                    85766
CDW Corporation                COM              12512n105     2847    32650 SH       SOLE                    32650
CheckFree Corp.                COM              162813109     1862    40000 SH       SOLE                    40000
Clear Channel Communications,  COM              184502102     4121   110060 SH       SOLE                   110060
Coinmach Service Corp.         CL A             19259w206     1574   131400 SH       SOLE                   131400
Cytyc Corporation              COM              232946103     2666    55950 SH       SOLE                    55950
Dade Behring Holdings, Inc.    COM              23342j206     3319    43467 SH       SOLE                    43467
Dobson Communications Corporat CL A             256069105     2558   200000 SH       SOLE                   200000
Dow Jones & Co., Inc.          COM              260561105     1516    25400 SH       SOLE                    25400
Electronic Clearing House, Inc COM PAR.01 NEW   285562500      890    82450 SH       SOLE                    82450
Energy Partners, Ltd.          COM              29270u105     1511   102943 SH       SOLE                   102943
Factory Card & Party Outlet Co COM              303051106     1906   117000 SH       SOLE                   117000
Gateway Inc.                   COM              367626108     3760  2000000 SH       SOLE                  2000000
Genesco Inc.                   COM              371532102     1474    31960 SH       SOLE                    31960
Harrah's Entertainment, Inc.   COM              413619107     3847    44250 SH       SOLE                    44250
Huntsman Corporation           COM              447011107     2073    78250 SH       SOLE                    78250
Intl Securities Exchange Hldgs CL A             46031w204     3662    55100 SH       SOLE                    55100
KMG America Corporation        COM              482563103     3552   600000 SH       SOLE                   600000
Keystone Automotive Industries COM              49338n109     2493    52200 SH       SOLE                    52200
Kyphon, Inc.                   COM              501577100     2870    41000 SH       SOLE                    41000
Lamson & Sessions Co.          COM              513696104     2832   105000 SH       SOLE                   105000
Lyondell Chemical Company      COM              552078107     2903    62630 SH       SOLE                    62630
Microtek Medical Holdings, Inc COM              59515b109     3708   600000 SH       SOLE                   600000
Myers Industries, Inc.         COM              628464109     1772    89400 SH       SOLE                    89400
Neoware Inc.                   COM              64065p102     2811   173300 SH       SOLE                   173300
Northwestern Corporation       COM NEW          668074305     2655    97719 SH       SOLE                    97719
Playtex Products, Inc.         COM              72813p100      512    28000 SH       SOLE                    28000
PrimeWest Energy Trust         TR UNIT NEW      741930309     3618   137000 SH       SOLE                   137000
RARE Hospitality International COM              753820109     3811   100000 SH       SOLE                   100000
Republic Property Trust        COM              760737106     2803   191100 SH       SOLE                   191100
Royal Caribbean Cruises Ltd.   COM              V7780T103     3782    96900 SH       SOLE                    96900
Ryerson, Inc.                  COM              78375p107     2267    67200 SH       SOLE                    67200
Taro Pharmaceutical Industries COM              011571786     3617   475902 SH       SOLE                   475902
The Topps Company, Inc.        COM              890786106     2798   288700 SH       SOLE                   288700
United Rentals, Inc.           COM              911363109     1779    55300 SH       SOLE                    55300
United Retail Group, Inc.      COM              911380103     3669   270000 SH       SOLE                   270000
Ventana Medical Systems, Inc.  COM              92276h106     2238    26050 SH       SOLE                    26050